Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended		5 Months Ended	8 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2019	Dec. 31, 2019	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	May 01, 2019
Summary of Significant Accounting Policies (Textual)
Cash and Cash Equivalents, at Carrying Value				$ 184,224,000		$ 204,301,000	$ 184,224,000	$ 141,590,000
Net Income (Loss) Attributable to Parent						(162,443,000)	(21,172,000)	(1,157,332,000)
Deferred Tax Assets, Valuation Allowance				5,570,000		6,706,000	5,570,000
Income tax expense						$ (5,331,000)	1,353,000	$ (168,334,000)
Predecessor Company
Summary of Significant Accounting Policies (Textual)
Federal Deposit Insurance Corporation Premium Expense				250,000	$ 250,000
Cash and Cash Equivalents, at Carrying Value	$ 514,982	$ 1,223,868	$ 1,223,868	951,060	514,982		951,060
Net Income (Loss) Attributable to Parent	(4,980,376)	1,163,222	1,161,222	2,469,141	$ (4,061,354)
Withdrawn from Trust Account for working capital				279,580
Taxes, Other				$ 100,000
Common stock subject to possible redemption, description				The Company recognizes changes in redemption value immediately as they occur and will adjust the carrying value of the security at the end of each reporting period. Increases or decreases in the carrying amount of redeemable shares of approximately $3.6 million, less franchise taxes of $100,000, income taxes of $730,672 and working capital expense of $279,580 (up to $1,000,000) or $2,469,141 of Class A common stock shall be affected by charges against additional paid-in capital.
Marketable securities, description				marketable securities held in the Trust Account of approximately $3.6 million, net of applicable taxes of $830,672 and $279,580 of working capital expenses (up to $1,000,000) available to be withdrawn from the Trust Account	Net loss per share, basic and diluted for Class A common stock are calculated by dividing the interest income earned on investments and marketable securities held in the Trust Account of $34,433, net of applicable taxes of $31,164 and working capital of $398,383 (up to $1,000,000) available to be withdrawn from the Trust Account, resulting in a total of $395,114 for the three months ended September 30, 2020 by the weighted average number of shares of Class A common stock outstanding for the period. Net income per share, basic and diluted for Class A common stock are calculated by dividing the interest income earned on investments and marketable securities held in the Trust Account of $1,705,394, net of applicable taxes of $476,633 and working capital of $720,420 (up to $1,000,000) available to be withdrawn from the Trust Account, resulting in a total of $508,341 for the nine months ended September 30, 2020 by the weighted average number of shares of Class A common stock outstanding for the period. Net loss per share, basic and diluted for Class A common stock are calculated by dividing the interest income earned on investments and marketable securities held in the Trust Account of $1,697,230, net of applicable taxes of $395,918 and working capital of $138,090 (up to $1,000,000) available to be withdrawn from the Trust Account, resulting in a total of $1,163,222 for the three months ended September 30, 2019 by the weighted average number of shares of Class A common stock outstanding for the period. Net income per share, basic and diluted for Class A common stock are calculated by dividing the interest income earned on investments and marketable securities held in the Trust Account of $1,697,230, net of applicable taxes of $395,918 and working capital of $140,090 (up to $1,000,000) available to be withdrawn from the Trust Account, resulting in a total of $1,161,222 for the period from May 2, 2019 (inception) through September 30, 2019 by the weighted average number of shares of Class A common stock outstanding for the period.
Net Income (Loss) Available to Common Stockholders, Basic				$ 2,469,141
Deferred Tax Assets, Net	1,170,000			59,000	$ 1,170,000		59,000
Deferred Tax Assets, Valuation Allowance	1,170,000			58,712	1,170,000		$ 58,712
Income tax expense	$ (3,269)	$ 345,918	$ 345,918	$ 730,672	$ 326,633
Predecessor Company | Class A Common Stock [Member]
Summary of Significant Accounting Policies (Textual)
Common stock shares redemption	42,907,031			43,313,166	42,907,031		43,313,166
Predecessor Company | Class A Common Stock [Member] | Initial Public Offering and Private Placement [Member]
Summary of Significant Accounting Policies (Textual)
Weighted Average Number of Shares Outstanding, Diluted				18,583,333	18,583,333